Accrued expenses and other current liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued payroll	$ 136	$ 134
Accrued housing allowance	271	214
Accrued other social benefits	1,304	1,167
Deposits received from customers	72	39
Accrued audit fee	228	430
Others	336	310
Accrued Expenses and Other Current Liabilities	$ 2,347	$ 2,294